10. Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
10. Commitments and Contingencies

We lease our current office space in Mission Viejo, California on a month-to-month basis and have no other non-cancellable operating leases.  The monthly payment under the lease is $2,000. Rent expense under operating leases amounted to $24,109 and $4,000, respectively, for the years ended December 31, 2014 and 2013.